Revenue from contracts with customers - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 221,728	$ 120,637
Subscription revenue
Disclosure of revenue from contracts with customers [line items]
Total revenue from contracts with customers	119,323	78,796
Transaction-based revenue
Disclosure of revenue from contracts with customers [line items]
Total revenue from contracts with customers	82,951	28,075
Hardware and other revenue
Disclosure of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 19,454	$ 13,766